Selling expenses	12 Months Ended
Dec. 31, 2017
Selling expenses [Abstract]
Selling expenses
27.	Selling expenses

Description	2017	2016	2015

Advertising and promotion expenses	(4,735)	(2,348)	(1,885)
(Addition) reversal of allowance for doubtful accounts, net	(1,906)	12,843	15,175
	(6,641)	10,495	13,290